SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Intangible Assets, Net (Details)	12 Months Ended
Dec. 31, 2021
Software [Member]
Intangible Assets, Net, Useful Lives [Abstract]
Intangible asset, estimated useful life	3 years